SPDR® SERIES TRUST

SPDR® Dow Jones REIT ETF

(the “Fund”)

Supplement dated October 12, 2021 to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”)

dated October 31, 2020, as may be supplemented from time to time

Daniel TenPas no longer serves as a Portfolio Manager of the Fund. Accordingly, effective immediately, all references in the Prospectus, Summary Prospectus and SAI to Daniel TenPas as a Portfolio Manager of the Fund are deleted in their entirety. Michael Feehily and Karl Schneider remain Portfolio Managers of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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